Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 140,653	$ 59,109
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	23,904	1,067
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,159	633
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	95,796	48,295
Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	19,794	9,114
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	115,590	57,409
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	95,796	48,295
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	19,794	9,114
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	25,063	1,700
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	23,904	1,067
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,159	633
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	$ 0	$ 0